Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			The state net operating loss carryforwards will begin to expire in 2035 and are available to offset future taxable income or reduce taxes payable through 2040.
Research and development tax credit			$ 95,597	$ 30,429
Deferred assets of related to discontinued operations			6,683
Liability for uncertain tax positions current			$ 0	$ 131,100
Effective income tax rate	0.31%	0.00%	0.00%	0.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 21,500,845
Research and development tax credit			95,597
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			376,018
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			30,000,000
Vexigo [Member]
Operating Loss Carryforwards [Line Items]
Liability for uncertain tax positions current			$ 0